Derivatives (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Fair Value of Derivatives
The Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the change in the cash flows of the hedged item attributable to movement in equity price, using the hypothetical derivative method.

Fair Value of Derivatives
(millions of Canadian dollars)	October 31, 2018		October 31, 2017
	Fair value as at balance sheet date		Fair value as at balance sheet date
	Positive	Negative	Positive	Negative
Derivatives held or issued for trading purposes
Interest rate contracts
Futures	$–	$–	$1	$–
Forward rate agreements	37	39	69	72
Swaps	9,931	7,229	13,861	11,120
Options written	–	566	–	326
Options purchased	516	–	358	–
Total interest rate contracts	10,484	7,834	14,289	11,518
Foreign exchange contracts
Futures	–	–	–	–
Forward contracts	17,638	15,943	16,461	14,589
Swaps	–	–	–	–
Cross-currency interest rate swaps	18,489	15,692	16,621	15,619
Options written	–	543	–	310
Options purchased	486	–	330	–
Total foreign exchange contracts	36,613	32,178	33,412	30,518
Credit derivative contracts
Credit default swaps – protection purchased	–	230	–	250
Credit default swaps – protection sold	9	1	34	1
Total credit derivative contracts	9	231	34	251
Other contracts
Equity contracts	2,537	1,362	534	2,093
Commodity contracts	1,291	837	778	634
Total other contracts	3,828	2,199	1,312	2,727
Fair value – trading	50,934	42,442	49,047	45,014
Derivatives held or issued for non-trading purposes
Interest rate contracts
Forward rate agreements	2	–	1	–
Swaps	1,893	1,898	1,023	1,296
Options written	–	1	–	1
Options purchased	19	–	32	–
Total interest rate contracts	1,914	1,899	1,056	1,297
Foreign exchange contracts
Forward contracts	333	327	647	639
Swaps	–	–	–	–
Cross-currency interest rate swaps	2,729	2,413	3,768	2,452
Total foreign exchange contracts	3,062	2,740	4,415	3,091
Credit derivative contracts
Credit default swaps – protection purchased	–	155	–	105
Total credit derivative contracts	–	155	–	105
Other contracts
Equity contracts	1,086	1,034	1,677	1,707
Total other contracts	1,086	1,034	1,677	1,707
Fair value – non-trading	6,062	5,828	7,148	6,200
Total fair value	$56,996	$48,270	$56,195	$51,214

Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships

The following table distinguishes derivatives held or issued for non-trading purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships as at October 31.

Fair Value of Non-Trading Derivatives[1],2
(millions of Canadian dollars)										As at
									October 31, 2018
	Derivative Assets								Derivative Liabilities
	Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships		Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships
	Fair value	Cash flow	Net investment		Total	Fair value	Cash flow	Net investment		Total
Derivatives held or issued for non-trading purposes
Interest rate contracts	$1,050	$(62)	$4	$922	$1,914	$858	$187	$–	$854	$1,899
Foreign exchange contracts	–	2,948	4	110	3,062	–	2,399	314	27	2,740
Credit derivative contracts	–	–	–	–	–	–	–	–	155	155
Other contracts	–	594	–	492	1,086	–	–	–	1,034	1,034
Fair value – non-trading	$1,050	$3,480	$8	$1,524	$6,062	$858	$2,586	$314	$2,070	$5,828

									October 31, 2017
Derivatives held or issued for non-trading purposes
Interest rate contracts	$494	$(250)	$–	$812	$1,056	$56	$777	$12	$452	$1,297
Foreign exchange contracts	–	4,376	2	37	4,415	–	2,733	316	42	3,091
Credit derivative contracts	–	–	–	–	–	–	–	–	105	105
Other contracts	–	760	–	917	1,677	–	5	–	1,702	1,707
Fair value – non-trading	$494	$4,886	$2	$1,766	$7,148	$56	$3,515	$328	$2,301	$6,200

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Certain derivatives assets qualify to be offset with certain derivative liabilities on the Consolidated Balance Sheet. Refer to Note 6 for further details.

Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges

The following table presents the effects of fair value hedges on the Consolidated Balance Sheet and the Consolidated Statement of Income.

Fair Value Hedges
(millions of Canadian dollars)				For the year ended or as at October 31, 2018
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Carrying amounts for hedged items	Accumulated amount of fair value hedge adjustments on hedged items	Accumulated amount of fair value hedge adjustments on de-designated hedged items
Assets[1]
Interest rate risk
Debt securities at amortized cost	$(501)	$507	$6	$30,032	$(618)	$–
Financial assets at fair value through other comprehensive income	(1,874)	1,869	(5)	86,804	(2,699)	(172)
Loans	(792)	792	–	45,157	(726)	(8)
Total assets	(3,167)	3,168	1	161,993	(4,043)	(180)

Liabilities[1]
Interest rate risk
Deposits	2,182	(2,179)	3	93,150	(2,301)	(4)
Securitization liabilities at amortized cost	71	(73)	(2)	4,960	(52)	–
Subordinated notes and debentures	112	(112)	–	4,027	(230)	(143)
Total liabilities	2,365	(2,364)	1	102,137	(2,583)	(147)
Total	$(802)	$804	$2

Total for the year ended October 31, 2017	$(933)	$914	$(19)
Total for the year ended October 31, 2016	(4)	23	19

[1]

The Bank has portfolios of fixed rate financial assets and liabilities whereby the notional amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.

Cash Flow Hedges and Net Investment Hedges

The following table presents the effects of cash flow hedges and net investment hedges on the Bank's Consolidated Statement of Income and the Consolidated Statement of Comprehensive Income.

Cash Flow and Net Investment Hedges
(millions of Canadian dollars)	For the year ended October 31, 2018
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Hedging gains (losses) recognized in other comprehensive income[1]	Amount reclassified from accumulated other comprehensive income (loss) to earnings[1]	Net change in other comprehensive income (loss)[1]
Cash flow hedges[2]
Interest rate risk
Assets[3]	$2,744	$(2,747)	$(3)	$(2,687)	$382	$(3,069)
Liabilities[3]	(159)	160	1	159	(47)	206
Foreign exchange risk[4,5]
Assets[6]	(121)	121	–	269	462	(193)
Liabilities[6]	(328)	328	–	93	(156)	249
Equity price risk
Liabilities	(66)	66	–	66	97	(31)
Total cash flow hedges	$2,070	$(2,072)	$(2)	$(2,100)	$738	$(2,838)
Total for the year ended October 31, 2017			$(2)	$(2,229)	$1,077
Total for the year ended October 31, 2016			(11)	1,448	1,285
Net investment hedges	$392	$(392)	$–	$(392)	$–	$(392)
Total for the year ended October 31, 2017			$–	$890	$(8)
Total for the year ended October 31, 2016			–	36	–

[1]	Effects on other comprehensive income are presented on a pre-tax basis.
[2]	During the years ended October 31, 2018 and October 31, 2017, there were no instances where forecasted hedged transactions failed to occur.
[3]	Assets and liabilities include forecasted interest cash flows on loans, deposits, and securitization liabilities.
[4]	For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
[5]

Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedging relationship. These hedges are disclosed in the above risk category (foreign exchange risk).

[6]	Assets and liabilities include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.

Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss)

Reconciliation of Accumulated Other Comprehensive Income (Loss)[1],2
(millions of Canadian dollars)	For the year ended October 31, 2018
	Accumulated other comprehensive income (loss) at beginning of year	Net changes in other comprehensive income (loss)	Accumulated other comprehensive income (loss) at end of year	Accumulated other comprehensive income (loss) on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges
Interest rate risk
Assets	$(533)	$(3,069)	$(3,602)	$(2,420)	$(1,182)
Liabilities	(260)	206	(54)	175	(229)
Foreign exchange risk
Assets	(243)	(193)	(436)	(436)	–
Liabilities	434	249	683	683	–
Equity price risk	51	(31)	20	20	–
Total cash flow hedges	$(551)	$(2,838)	$(3,389)	$(1,978)	$(1,411)

Net investment hedges
Foreign translation risk	$(5,297)	$(392)	$(5,689)	$(5,689)	$–

[1]	The Accumulated other comprehensive income (loss) is presented on a pre-tax basis.
[2]	Excludes the Bank's equity in the AOCI of an investment in TD Ameritrade.

Summary of Periods when Hedged Cash Flows in Designated Cash Flow Hedge Accounting Relationships

The following table indicates the periods when hedged cash flows in designated cash flow hedge accounting relationships are expected to occur as at October 31, 2017.

Hedged Cash Flows
(millions of Canadian dollars)	As at
	October 31, 2017
	Within 1 year	Over 1 year to 3 years	Over 3 year to 5 years	Over 5 year to 10 years	Over 10 years	Total
Cash flow hedges
Cash inflows	$15,674	$18,375	$9,856	$3,048	$85	$47,038
Cash outflows	(18,249)	(20,458)	(14,388)	(6,831)	–	(59,926)
Net cash flows	$(2,575)	$(2,083)	$(4,532)	$(3,783)	$85	$(12,888)

Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives

The following table discloses the notional amount of over-the-counter and exchange-traded derivatives.

Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars)	As at
	October 31 2018						October 31 2017
	Trading
	Over-the-Counter[1]
	Clearing house[2]	Non clearing house	Exchange- traded	Total	Non- trading[3]	Total	Total
Notional
Interest rate contracts
Futures	$–	$–	$575,825	$575,825	$–	$575,825	$445,848
Forward rate agreements	919,623	51,056	–	970,679	225	970,904	528,945
Swaps	7,580,152	444,065	–	8,024,217	1,418,487	9,442,704	7,377,368
Options written	–	79,649	121,246	200,895	53	200,948	108,135
Options purchased	–	70,201	154,683	224,884	2,891	227,775	126,785
Total interest rate contracts	8,499,775	644,971	851,754	9,996,500	1,421,656	11,418,156	8,587,081
Foreign exchange contracts
Futures	–	–	24	24	–	24	3
Forward contracts	–	1,796,542	–	1,796,542	29,140	1,825,682	1,484,952
Swaps	–	6	–	6	–	6	–
Cross-currency interest rate swaps	–	688,980	–	688,980	96,966	785,946	674,533
Options written	–	34,090	–	34,090	–	34,090	22,272
Options purchased	–	32,655	–	32,655	–	32,655	22,713
Total foreign exchange contracts	–	2,552,273	24	2,552,297	126,106	2,678,403	2,204,473
Credit derivative contracts
Credit default swaps – protection purchased	9,665	202	–	9,867	2,745	12,612	12,227
Credit default swaps – protection sold	987	135	–	1,122	–	1,122	1,694
Total credit derivative contracts	10,652	337	–	10,989	2,745	13,734	13,921
Other contracts
Equity contracts	–	57,736	57,161	114,897	30,430	145,327	142,404
Commodity contracts	150	33,161	39,882	73,193	–	73,193	47,798
Total other contracts	150	90,897	97,043	188,090	30,430	218,520	190,202
Total	$8,510,577	$3,288,478	$948,821	$12,747,876	$1,580,937	$14,328,813	$10,995,677

[1]

Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high quality and liquid assets such as cash and high quality government securities. Acceptable collateral is governed by the Collateralized Trading Policy.

[2]

Derivatives executed through a central clearing house reduces settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central clearing house counterparties.

[3]

Includes $1,244 billion of over-the-counter derivatives that are transacted with clearing houses (October 31, 2017 – $1,173 billion) and $337 billion of over-the-counter derivatives that are transacted with non-clearing houses (October 31, 2017 – $310 billion) as at October 31, 2018. There were no exchange-traded derivatives both as at October 31, 2018 and October 31, 2017.

Schedule of Notional Amount of Non-trading Derivatives

The following table distinguishes the notional amount of derivatives held or issued for non-trading purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships.

Notional of Non-Trading Derivatives
(millions of Canadian dollars)	As at October 31, 2018
	Derivatives in qualifying hedging relationships
Derivatives held or issued for hedging (non-trading) purposes	Fair value	Cash flow[1]	Net investment[1]	Derivatives not in qualifying hedging relationships	Total
Interest rate contracts	$282,718	$214,969	$1,646	$922,323	$1,421,656
Foreign exchange contracts	–	113,183	1,249	11,674	126,106
Credit derivative contracts	–	–	–	2,745	2,745
Other contracts	–	2,058	–	28,372	30,430
Total notional non-trading	$282,718	$330,210	$2,895	$965,114	$1,580,937

[1]

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.

Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity

The following table discloses the notional principal amount of over-the-counter derivatives and exchange-traded derivatives based on their contractual terms to maturity.

Derivatives by Term-to-Maturity
(millions of Canadian dollars)					As at
				October 31 2018	October 31 2017
	Remaining term-to-maturity
Notional Principal	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate contracts
Futures	$455,257	$120,528	$40	$575,825	$445,848
Forward rate agreements	689,173	281,731	–	970,904	528,945
Swaps	4,010,167	4,155,482	1,277,055	9,442,704	7,377,368
Options written	159,621	33,151	8,176	200,948	108,135
Options purchased	184,334	35,811	7,630	227,775	126,785
Total interest rate contracts	5,498,552	4,626,703	1,292,901	11,418,156	8,587,081
Foreign exchange contracts
Futures	24	–	–	24	3
Forward contracts	1,772,289	49,765	3,628	1,825,682	1,484,952
Swaps	6	–	–	6	–
Cross-currency interest rate swaps	196,829	437,096	152,021	785,946	674,533
Options written	28,443	5,647	–	34,090	22,272
Options purchased	27,241	5,414	–	32,655	22,713
Total foreign exchange contracts	2,024,832	497,922	155,649	2,678,403	2,204,473
Credit derivative contracts
Credit default swaps – protection purchased	1,289	4,466	6,857	12,612	12,227
Credit default swaps – protection sold	41	663	418	1,122	1,694
Total credit derivative contracts	1,330	5,129	7,275	13,734	13,921
Other contracts
Equity contracts	106,905	37,652	770	145,327	142,404
Commodity contracts	61,563	11,284	346	73,193	47,798
Total other contracts	168,468	48,936	1,116	218,520	190,202
Total	$7,693,182	$5,178,690	$1,456,941	$14,328,813	$10,995,677

Summary of Hedging Instruments by Term to Maturity

The following table discloses the notional amount and average price of derivative instruments designated in qualifying hedge accounting relationships.

Hedging Instruments by Term-to-Maturity
(millions of Canadian dollars, except as noted)				As at
			October 31, 2018
Notional	Within 1 year	Over 1 year to 5 years	Over 5 years	Total
Interest rate risk
Interest rate swaps
Notional – pay fixed	$38,837	$57,774	$84,933	$181,544
Average fixed interest rate %	1.62	2.09	1.92
Notional – received fixed	36,872	63,997	111,144	212,013
Average fixed interest rate %	1.83	2.15	2.12
Total notional – interest rate risk	75,709	121,771	196,077	393,557
Foreign exchange risk[1]
Forward contracts
Notional – USD/CAD	1,329	281	–	1,610
Average FX forward rate	1.26	1.27	n/a
Notional – EUR/CAD	4,169	11,211	1,903	17,283
Average FX forward rate	1.54	1.59	1.73
Notional – other	1,249	–	–	1,249
Cross-currency swaps[2,3]
Notional – USD/CAD	10,868	36,298	2,321	49,487
Average FX rate	1.24	1.28	1.32
Notional – EUR/CAD	–	13,694	3,355	17,049
Average FX rate	n/a	1.50	1.47
Notional – GBP/CAD	673	3,281	–	3,954
Average FX rate	2.02	1.71	n/a
Notional – other currency pairs[4]	12,626	10,838	335	23,799
Total notional – foreign exchange risk	30,914	75,603	7,914	114,431
Equity Price Risk
Notional – equity forward	2,058	–	–	2,058
Total	$108,681	$197,374	$203,991	$510,046

[1]

Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. As at October 31, 2018, the carrying value of these non-derivative hedging instruments was $15.3 billion designated under net investment hedges.

[2]

Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Both these types of hedges are disclosed under the Foreign exchange risk as the risk category.

[3]

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is $105.8 billion as at October 31, 2018.

[4]

Includes derivatives executed to manage non-trading foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, when the functional currency of the entity is not the Canadian dollar, or when the currency pair is not a significant exposure for the Bank.

Credit Exposure of Derivatives
Credit Exposure of Derivatives
(millions of Canadian dollars)						As at
	October 31, 2018			October 31, 2017
	Current replacement cost	Credit equivalent amount	Risk- weighted amount	Current replacement cost	Credit equivalent amount	Risk- weighted amount
Interest rate contracts
Forward rate agreements	$21	$56	$15	$22	$202	$86
Swaps	11,630	15,557	4,193	13,516	17,710	6,493
Options purchased	508	776	299	370	433	167
Total interest rate contracts	12,159	16,389	4,507	13,908	18,345	6,746
Foreign exchange contracts
Forward contracts	17,605	35,543	4,247	16,816	32,408	4,156
Cross-currency interest rate swaps	21,218	40,942	7,012	20,388	37,415	7,041
Options purchased	486	1,029	212	330	685	153
Total foreign exchange contracts	39,309	77,514	11,471	37,534	70,508	11,350
Other contracts
Credit derivatives	3	358	145	5	360	148
Equity contracts	3,043	7,383	920	1,553	5,152	952
Commodity contracts	1,101	2,546	514	645	1,779	371
Total other contracts	4,147	10,287	1,579	2,203	7,291	1,471
Total derivatives	55,615	104,190	17,557	53,645	96,144	19,567
Less: impact of master netting agreements	34,205	54,039	11,464	36,522	54,970	13,606
Total derivatives after netting	21,410	50,151	6,093	17,123	41,174	5,961
Less: impact of collateral	8,884	9,602	1,173	6,889	7,672	1,141
Net derivatives	12,526	40,549	4,920	10,234	33,502	4,820
Qualifying Central Counterparty (QCCP) Contracts	155	14,332	2,058	1,566	16,322	1,864
Total	$12,681	$54,881	$6,978	$11,800	$49,824	$6,684

Summary of Current Replacement Cost of Derivatives by Sector

Current Replacement Cost of Derivatives
(millions of Canadian dollars, except as noted)								As at
	Canada[1]		United States[1]		Other international[1]		Total
By sector	October 31 2018	October 31 2017	October 31 2018	October 31 2017	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Financial	$29,608	$32,494	$930	$2,355	$7,104	$5,159	$37,642	$40,008
Government	9,737	7,031	102	16	4,704	3,420	14,543	10,467
Other	1,995	1,811	359	433	1,076	926	3,430	3,170
Current replacement cost	$41,340	$41,336	$1,391	$2,804	$12,884	$9,505	$55,615	$53,645
Less: impact of master netting agreements and collateral							43,089	43,411
Total current replacement cost							$12,526	$10,234

Summary of Current Replacement Cost of Derivatives by Location
By location of risk[2]	October 31 2018	October 31 2017	October 31 2018 % mix	October 31 2017 % mix
Canada	$3,898	$3,749	31.1%	36.6%
United States	4,887	3,312	39.0	32.4
Other international
United Kingdom	487	712	3.9	7.0
Europe – other	2,183	1,671	17.4	16.3
Other	1,071	790	8.6	7.7
Total Other international	3,741	3,173	29.9	31.0
Total current replacement cost	$12,526	$10,234	100.0%	100.0%

[1]	Based on geographic location of unit responsible for recording revenue.
[2]	After impact of master netting agreements and collateral.